ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Advances And Non-convertible Notes Payable
ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE

NOTE 6 – ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE

Advances

During the nine months ended September 30, 2022 and 2021, the Company received aggregate proceeds from advances of $0 and $28,991 and repaid an aggregate of $12,000 and $20,178, respectively, of advances. During the nine months ended September 30, 2022, the Company paid $3,000 of interest on an advance and recorded gain on settlements of advances of $1,000. Included in the nine months ended September 30, 2021 were $2,091 of advances from and $5,278 of repayments to the Company’s former Chief Executive Officer and a $25,000 settlement payment made by Empire Services, Inc. on behalf of the Company prior to the Company’s acquisition of Empire. As of September 30, 2022 and December 31, 2021, the Company owed $0 and $4,000 in accrued interest, respectively, on advances. As of September 30, 2022 and December 31, 2021, the Company owed $85,000 and $97,000 in principal on advances.

Non-Convertible Notes Payable

On September 23, 2021, the Company entered into a Resolution Agreement with Sheppard, Mullin, Richter & Hampton concerning the $459,250.88 judgement entered against the Company (See Note 9 – Commitments and Contingencies). Under the terms of the Resolution Agreement, which the Company has classified as a non-convertible note, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 to October 2022 monthly payments. There was amortization of the debt discount of $2,574 during the three months ended September 30, 2022 and $7,723 during the nine months ended September 30, 2022. During the nine months ended September 30, 2022, the Company made $135,000 in payments towards the Resolution Agreement. As of September 30, 2022, the Resolution Agreement had a balance of $65,710, net an unamortized debt discount of $4,290.

On January 24, 2022, the Company settled a non-convertible note in the principal amount of $55,000 with accrued interest and penalties of $358,420 for a cash payment of $250,000. The Company realized a gain on settlement of debt of debt of $163,420. This was accounted for as a debt extinguishment.

On April 11, 2022, the Company entered into a vehicle financing agreement with GM Financial for the purchase of a vehicle for use by the Company’s Chief Executive Officer in the principal amount of $74,186. GM Financial financed $65,000 of the purchase price of the vehicle and the Company was required to make a $10,000 down payment. There was a $2,400 rebate applied to the purchase price. The Company is required to make 60 monthly payments of $1,236. During the nine months ended September 30, 2022, the Company made $6,182 in payments towards the financing agreement. There was amortization of the debt discount of $452 during the three months ended September 30, 2022 and amortization of the debt discount of $845 during the nine months ended September 30, 2022. As of September 30, 2022, the financing agreement had a balance of $59,662, net an unamortized debt discount of $8,342.

On April 21, 2022, the Company entered into a secured promissory note in the principal amount of $964,470 for the financing and installation of a piece of equipment in the amount $750,000. The Company is required to make monthly payments in the amount $6,665 through October 2022 and monthly payments of $19,260 until October 2026. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on October 21, 2026. During the nine months ended September 30, 2022, the Company made $26,660 in payments towards the note. There was amortization of the debt discount of $13,307 during the three months ended September 30, 2022 and amortization of the debt discount of $22,438 during the nine months ended September 30, 2022. As of September 30, 2022, the note had a balance of $745,778 net an unamortized debt discount of $192,031.

On August 1, 2022, the Company entered into an advance in the principal amount of $1,587,500 for a purchase price of $1,225,000. The Company was required to make weekly payments in the amount $37,798 through June 2023. The advance matures on June 4, 2023. There was amortization of the debt discount of $362,500 and a gain on settlement of debt of $263,095, respectively, during the three and nine months ended September 30, 2022. The Company made repayments of $1,324,405 during the nine months ended September 30, 2022. As of September 30, 2022, the advance had a balance of $0 net an unamortized debt discount of $0.

On August 1, 2022, the Company entered into an advance in the principal amount of $952,500 for a purchase price of $735,000. The Company is required to make weekly payments in the amount $22,679 through June 2023. The advance matures on June 4, 2023. There was amortization of the debt discount of $41,325 during the three and nine months ended September 30, 2022. The Company made repayments of $181,429 during the nine months ended September 30, 2022. As of September 30, 2022, the advance had a balance of $594,896 net an unamortized debt discount of $176,175.

On September 1, 2022, the Company entered into a Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. As of September 30, 2022, the note had a principal balance of $600,000 and accrued interest of $3,205.

On September 1, 2022, the Company entered into an additional Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. As of September 30, 2022, the note had a principal balance of $600,000 and accrued interest of $3,205.

On September 14, 2022, the Company entered into a secured promissory note in the principal amount of $2,980,692 for a purchase price of $2,500,000. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount $82,797 through September 2025. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on September 14, 2025. There was amortization of the debt discount of $7,024 during the three and nine months ended September 30, 2022. As of September 30, 2022, the note had a balance of $2,507,024 net an unamortized debt discount of $473,668.

On September 28, 2022, the Company entered into an advance in the principal amount of $1,815,000 for a purchase price of $1,477,500. The Company is required to make weekly payments in the amount $36,012 through September 2023. The advance matures on October 18, 2023. There was amortization of the debt discount of $0 during the three and nine months ended September 30, 2022. As of September 30, 2022, the advance had a balance of $1,477,500 net an unamortized debt discount of $337,500.

The following table details the current and long-term principal due under non-convertible notes as of September 30, 2022.

Principal
Non-Convertible Note ($5,000 current)	$5,000
Sheppard Mullin Resolution Agreement ($70,000 current)	70,000
GM Financial ($14,837 current)	68,004
Equipment Financing Loan ($218,525 current)	937,810
Secured Promissory Note ($993,564 current)	2,980,692
Deed of Trust Note ($53,712 current)	600,000
Deed of Trust Note ($53,712 current)	600,000
Libertas Advance ($1,815,000 current)	1,815,000
Lendspark Advance ($771,071 current)	771,071
Debt Discount	(1,192,007)
Total Principal of Non-Convertible Notes, net	$6,655,570

NOTE 6 – ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE

Advances

During the year ended December 31, 2021 and 2020, the Company received aggregate proceeds from non-interest bearing advances of $70,452 and $3,696, received forgiveness of advances for $0 and $250,000, and repaid an aggregate of $61,639 and $3,009, respectively, of advances. Included in the year ended December 31, 2021 were $2,957 of advances from and $6,144 of repayments to the Company’s Chief Information Officer and a $25,000 settlement payment made by Empire Services, Inc. on behalf of the Company (See Note 18). The remaining advances are primarily for Simple Agreements for Future Tokens, entered into with accredited investors issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof and/or Regulation D thereunder in 2018. As of December 31, 2021 and December 31, 2020, the Company owed $97,000 and $88,187 in principal and $4,000 and $0 in accrued interest, respectively, on advances.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company became liable for merchant cash advances Empire had obtained in the amount of $4,975,940 with a carrying value of $4,072,799 as of the acquisition date. The advances had final payment dates ranging from November 19, 2020 to March 11, 2022. The advances were secured against the assets of Empire. The Company made payments of $4,104,334 towards these advances during the year ended December 31, 2021.  There was amortization of debt discount of $903,141 from October 1 to December 8, 2021. The Company realized an aggregate gain on the settlement of these advances of $871,606 from November 30 to December 8, 2021. These advances were fully satisfied and retired as of December 31, 2021.

Non-Convertible Notes Payable

During the year ended December 31, 2021 and 2020, the Company received proceeds from the issuance of non-convertible notes of $1,465,053 and $82,911, had $1,515,778 in intercompany loans eliminated, and repaid an aggregate of $5,629,455 and $39,641, respectively, of non-convertible notes. Included in the years ended December 31, 2021 and 2020 were $24,647 and $20,520, respectively, of advances from and $59,103 and $0 of repayments to the Company’s Chief Executive Officer. The $5,629,455 in repayments in 2021 was comprised of $5,479,288 in payments made towards non-convertible notes assumed in the Empire acquisition, $150,167 was towards non-convertible notes Greenwave had outstanding and $60,000 was towards the resolution agreement with Sheppard Mullin.

On April 17, 2020, the outstanding principal balance of $23,500 and accrued interest of $17,281 on non-convertible notes held by one holder was consolidated into a new non-convertible note with a face value of $79,000, resulting in a loss on debt settlement of $38,219 as of December 31, 2020. On June 2, 2021, holders of this non-convertible notes entered into an agreement to cancel the entire amount owed to him (including principal of $79,000 and accrued interest of $63,055), resulting in gain on forgiveness of debt of $142,055.

On May 4, 2020, the Company received proceeds of $50,000 from a PPP note. The note had a maturity date of May 4, 2022 and bore 1% interest per annum. On April 6, 2021, the Small Business Administration forgave the Company’s Paycheck Protection Program loan in the principal amount of $50,000 and accrued interest of $466, resulting in gain on forgiveness of debt of $50,466. As of December 31, 2021 and December 31, 2020, the Company owed $0 and $50,000 in principal and $0 and $330 in accrued interest, respectively, on this note.

On June 4, 2021, one of the holders of a non-convertible note payable for $60,000 extended the due date of the note from June 26, 2022 to June 24, 2023. On November 30, 2021, the Company settled this note for payment of $100,000.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.495% and a maturity date of August 5, 2022. As of October 1, 2021, the note’s principal balance was $764,464, had a carrying value of $707,644, and had accrued interest and penalties of $30,330. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $37,800 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $56,820 from October 1 to November 30, 2021. The Company paid $730,347 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $34,117 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.495% and a maturity date of November 15, 2025. As of October 1, 2021, the note’s principal balance was $524,381, carrying value was $450,268, and had accrued interest and penalties of $7,896. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $9,070 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $74,113 from October 1 to November 30, 2021. The Company paid $507,880 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $16,501 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 4.75% and a maturity date of December 30, 2023. As of October 1, 2021, the note’s remaining principal balance was $1,223,530. The note was secured by all assets of Empire and property owned by the Company’s Chief Executive Officer. The Company made payments towards the principal and interest of the note of $48,000 from October 1 to November 30, 2021. There was an interest expense of $11,907 from October 1 to November 30, 2021. The Company paid $1,292,024 to settle the note on November 30, 2021. The Company realized a loss on the settlement of this note of $69,968 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured, demand promissory note with an interest rate of 4.75% and a maturity date of January 30, 2024. As of October 1, 2021, the note’s remaining principal balance was $888,555. Under the terms of the note, any principal amount that was paid off could be reborrowed. The note was secured by all assets Empire and property owned by the Company’s Chief Executive Officer. On October 26, 2021, the Company received additional proceeds of $108,000 under the note. The Company made payments towards the principal and interest of the note of $23,000 from October 1 to November 30, 2021. There was an interest expense of $2,146 from October 1 to November 30, 2021. The Company paid $996,554 to settle the note on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for an Economic Injury Disaster Loan (“EIDL”) note with a 3.75% interest rate and a maturity date of April 19, 2040. As of October 1, 2021, the note’s principal balance was $500,000 and had $12,501 in accrued interest. The Company made payments towards interest of the note of $4,874 from October 1 to November 30, 2021. There was an interest expense of $5,211 on this note from October 1 to November 30, 2021. The Company paid $512,838 to settle the note on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.495% and a maturity date of September 12, 2024. As of October 1, 2021, the note’s principal balance was $258,815, had a carrying value of $220,657, and had accrued interest and late fees of $4,897. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $6,995 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $38,158 from October 1 to November 30, 2021. The Company paid $234,914 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $23,901 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.015% and a maturity date of November 5, 2023. As of October 1, 2021, the note’s principal balance was $213,080, had a carrying value of $188,812, and had accrued interest and penalties of $4,186. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $7,610 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $24,898 from October 1 to November 30, 2021. The Company paid $195,896 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $17,184 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a Paycheck Protection Program (“PPP”) note with a 1% interest rate and a maturity date of March 16, 2023. As of October 1, 2021, the note’s principal balance was $543,000 in principal and had $2,902 in accrued interest. The note was secured by assets of Empire. The note accrued interest of $1,012 from October 1 to December 7, 2021. On December 7, 2021, the Small Business Administration forgave the Company’s Paycheck Protection Program loan in the principal amount of $543,275 and accrued interest of $3,915, resulting in gain on forgiveness of debt of $547,190. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.015% and a maturity date of June 21, 2024. As of October 1, 2021, the note’s principal balance was $493,000, had a carrying value of $431,201, and had accrued interest and penalties of $7,896. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $14,500 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $61,799 from October 1 to November 30, 2021. The Company paid $460,453 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $32,547 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.015% with a maturity date of June 21, 2024. As of October 1, 2021, the note’s principal balance was $196,875, had carrying value of $172,893, and had accrued interest and penalties of $844. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $5,625 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $23,982 from October 1 to November 30, 2021. The Company paid $186,087 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $10,788 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.015% and a maturity date of August 23, 2024. As of October 1, 2021, the note’s principal balance was $257,400, had a carrying value of $223,036, and had accrued interest and penalties of $358. The note was secured by assets of Empire. The Company made payments towards the principal and interest of the note of $7,150 from October 1 to November 30, 2021. There was amortization of debt discount on the note of $34,364 from October 1 to November 30, 2021. The Company paid $239,608 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $17,792 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred a liability for a secured promissory note with an interest rate of 10.015% and a maturity date of September 7, 2024. As of October 1, 2021, the note had a principal balance of $154,980, carrying value of $135,420, and accrued interest and penalties of $215. The note was secured by assets of Empire. There was amortization of debt discount on the note of $19,560 from October 1 to November 30, 2021. The Company paid $135,523 to settle the note on November 30, 2021. The Company realized a gain on the settlement of this note of $19,457 on November 30, 2021. This note was fully satisfied and retired as of December 31, 2021.

On September 23, 2021, the Company entered into a Resolution Agreement with Sheppard, Mullin, Richter & Hampton concerning the $459,250.88 judgement entered against the Company (See Note 9). Under the terms of the Resolution Agreement, which the Company has classified as a non-convertible note, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 to March 2022 monthly payments. During the year ended December 31, 2021, the Company made $70,000 in payments towards the Resolution Agreement. As of December 31, 2021, the Resolution Agreement had a balance of $192,187, net an unamortized debt discount of $12,013.

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2021.

	Principal (Current)	Principal (Long Term)
Non-Convertible Note (subsequently settled)	$55,000	$-
Non-Convertible Note	5,000	-
Sheppard Mullin Resolution Agreement	180,000	25,000
Total Principal of Non-Convertible Notes	$240,000	$25,000